Average Annual Total Returns{- Fidelity Short-Term Bond Fund} - 08.31 Fidelity Short-Term Bond Fund Retail PRO-06 - Fidelity Short-Term Bond Fund	Fidelity Short-Term Bond Fund Return Before Taxes Past 1 year	Fidelity Short-Term Bond Fund Return Before Taxes Past 5 years	Fidelity Short-Term Bond Fund Return Before Taxes Past 10 years	Fidelity Short-Term Bond Fund After Taxes on Distributions Past 1 year	Fidelity Short-Term Bond Fund After Taxes on Distributions Past 5 years	Fidelity Short-Term Bond Fund After Taxes on Distributions Past 10 years	Fidelity Short-Term Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Short-Term Bond Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Short-Term Bond Fund After Taxes on Distributions and Sales Past 10 years	LB013 Past 1 year	LB013 Past 5 years	LB013 Past 10 years
Total	3.70%	2.33%	1.80%	2.60%	1.59%	1.22%	2.23%	1.47%	1.13%	3.33%	2.21%	1.60%